Financial Instruments - Disclosure of Outstanding Interest Rate Swap Agreements (Detail) - Interest rate swap [member] - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
0-1 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	$ 3,908	$ 4,032
Fair value Liability	(31)	(49)
1-2 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	4,440	4,559
Fair value Liability	(151)	(112)
2-3 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	4,411	4,548
Fair value Liability	(236)	(151)
3-4 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	538	617
Fair value Liability	(22)	(18)
4-5 years [member]
Disclosure of Financial Assets and Financial Liabilities [Line Items]
Notional Amount	13,095	13,101
Fair value Liability	(79)	(49)
Fair Value Asset	$ 546	$ 1,143